Stock Based Compensation	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2014	Jul. 31, 2013	Jan. 31, 2014 Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Cortelco Systems Holding Corp [Member]	Dec. 31, 2013 Inventergy Inc [Member]
Stock Based Compensation
2.	Stock Based Compensation

Equity Incentive Plans

The Company's Equity Incentive Plans, adopted in fiscal years 1997, 1999 and 2001, authorize the granting of incentive stock options, supplemental stock options, stock bonuses, and restricted stock purchase agreements to officers, directors, and employees of the Company and to non-employee consultants.  The board of directors has declared that no future grants will be made under the plan adopted in 1997.  Incentive stock options are granted only to employees and are issued at prices not less than the fair market value of the stock at the date of grant.  The options generally vest over a four-year period and the term of any option cannot be greater than ten years from the date of grant.  Restricted stock purchase agreements are issued at prices not less than 85% of the fair market value of the stock at the date of grant.  During the six months ended January 31, 2014, there were no options to purchase shares of common stock and no restricted stock granted by the Company.

Employee Stock Purchase Plan

The Employee Stock Purchase Plan permits employees to purchase up to 200,000 shares of the Company's common stock.  The purchase price under this plan is 85% of the fair market value of the common stock at the beginning of an offering period or on a purchase date, whichever is less.  Offering periods generally last one year with purchase dates six and twelve months from the beginning of an offering period.  During the six months ended January 31, 2014, there were 13,939 shares purchased by employees under the plan, at an exercise price of $0.80 per share.

Stock-based compensation of $341 and $0 was recognized for the six months ended January 31, 2014 and 2013, respectively.  As of January 31, 2014, the Company has no unrecognized compensation costs related to unvested stock options under the Plans. The aggregate intrinsic value of both options outstanding and options exercisable as of January 31, 2014 was $0. All options outstanding were fully vested as of January 31, 2014. During the six months ended January 31, 2014, no options to purchase stock were exercised.

General Stock Option Information

Activity in the Company’s stock option plans since July 31, 2013 is as follows:

Weighted
	Shares		Average
	Available	Options	Exercise
	for Grant	Outstanding	Price

Options at August 1, 2013	315,944	60,333	$11.78
Granted	-	-	-
Exercised	-	-	-
Cancelled	-	-	-
Options at January 31, 2014	315,944	60,333	$11.78

10.	Stock-Based Compensation

The Company's Equity Incentive Plans, adopted in fiscal years 1997, 1999 and 2001, authorize the granting of incentive stock options, supplemental stock options, stock bonuses, and restricted stock purchase agreements to officers, directors, and employees of the Company and to non-employee consultants. Incentive stock options are granted only to employees and are issued at prices not less than the fair market value of the stock at the date of grant. The options generally vest over a four-year period and the term of any option cannot be greater than ten years from the date of grant. Stock bonuses and restricted stock purchase agreements are issued at prices not less than 85% of the fair market value of the stock at the date of grant.

Equity Incentive Plans

No grants were made under the 1997 Equity Incentive Plan during fiscal years 2013 and 2012. The Board of Directors has declared that no future grants will be made under this plan.

During fiscal year 1999, the Board of Directors authorized up to an aggregate of 400,000 shares of the Company's common stock for issuance under the 1999 Equity Incentive Plan. No grants were made under the 1999 Equity Incentive Plan during fiscal years 2013 and 2012.

During fiscal year 2001, the Board of Directors authorized up to an aggregate of 100,000 shares of the Company’s common stock for issuance under the 2001 Equity Incentive Plan. Grants to officers or directors are prohibited under the terms of this plan. No options were issued under this plan during fiscal years 2013 and 2012.

Employee Stock Purchase Plan

During 1999, the board of directors adopted an Employee Stock Purchase Plan, which permits employees to purchase up to 50,000 shares of the Company's common stock. The plan was amended in 2005 to increase the number of shares available under the plan to 200,000. The purchase price under this plan is 85% of the fair market value of the common stock at the beginning of an offering period or on a purchase date, whichever is less. Offering periods generally last one year with purchase dates six and twelve months from the beginning of an offering period. During fiscal years 2013 and 2012, employees purchased -0- and 12,773 shares of common stock, respectively, under this plan.

Stock Compensation

Stock-based compensation is calculated on the date of grant using the fair value of the option as determined using the Black-Scholes option pricing model. The compensation cost is then amortized on a straight-line basis over the vesting period. The Black-Scholes valuation calculation requires the Company to estimate key assumptions such as expected term, volatility and forfeiture rates to determine the stock options fair value. The estimate of these key assumptions is based on historical information and judgment regarding market factors and trends.

Expected volatilities are based on historical daily closing prices adjusted for expected future volatility. The Company believes that implied volatility is more reflective of market conditions and a better indicator of expected volatility than historical volatility. The Company uses historical information to calculate expected life of option grants. The Company believes that historical information is currently reflective of the economic life of outstanding option grants. The dividend yield is determined by dividing the expected per share dividend during the coming year by the average fair market value of the stock during the quarter. The Company has not historically declared any cash dividends on its common stock, and currently intends to retain any retained earnings to finance the operation and expansion of the business and therefore does not expect to pay cash dividends on the common stock in the foreseeable future. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant.

Total stock-based compensation recognized for the year ended July 31, 2013 and 2012, related to stock options vested, stock grants and ESPP shares issued during the year totaled $4,000 and $7,000, respectively.

As of July 31, 2013, the Company has no unrecognized compensation costs related to unvested stock options outstanding under the Plans.

Activity in the Company’s stock option plans during fiscal years 2013 and 2012 is as follows:

	2013
			Weighted
	Shares		Average
	Available	Shares	Exercise
	for Grant	Outstanding	Price
Beginning of year	307,344	68,933	$11.19
Granted	-	-	-
Exercised	-	-	-
Cancelled	8,600	(8,600)	7.07
End of year	315,944	60,333	$11.78

	2012
			Weighted
	Shares		Average
	Available	Shares	Exercise
	for Grant	Outstanding	Price
Beginning of year	302,756	73,521	$10.80
Granted	-	-	-
Exercised	-	-	-
Cancelled	4,588	(4,588)	5.03
End of year	307,344	68,933	$11.19

Information regarding the stock options outstanding under the Company’s stock option plans at July 31, 2013 is summarized as follows:

		Weighted
		Average	Weighted		Weighted
	Outstanding	Remaining	Average	Exercisable	Average
	at July 31,	Contractual	Exercise	at July 31,	Exercise
Range of Exercise Prices	2013	Life	Price	2013	Price
$ 5.01 — $10.00	30,000	2.9 years	7.15	30,000	7.15
$15.01 — $20.00	30,333	0.6 years	16.35	30,333	16.35
	60,333	1.7 years	$11.78	60,333	$11.78

The aggregate intrinsic value of both options outstanding and options exercisable as of July 31, 2013 was approximately $0.

2.	Stock Based Compensation

Equity Incentive Plans

The Company's Equity Incentive Plans, adopted in fiscal years 1997, 1999 and 2001, authorize the granting of incentive stock options, supplemental stock options, stock bonuses, and restricted stock purchase agreements to officers, directors, and employees of the Company and to non-employee consultants.  The board of directors has declared that no future grants will be made under the plan adopted in 1997.  Incentive stock options are granted only to employees and are issued at prices not less than the fair market value of the stock at the date of grant.  The options generally vest over a four-year period and the term of any option cannot be greater than ten years from the date of grant.  Restricted stock purchase agreements are issued at prices not less than 85% of the fair market value of the stock at the date of grant. During the six months ended January 31, 2014, there were no options to purchase shares of common stock and no restricted stock granted by the Company.

Employee Stock Purchase Plan

The Employee Stock Purchase Plan permits employees to purchase up to 200,000 shares of the Company's common stock.  The purchase price under this plan is 85% of the fair market value of the common stock at the beginning of an offering period or on a purchase date, whichever is less.  Offering periods generally last one year with purchase dates six and twelve months from the beginning of an offering period.  During the six months ended January 31, 2014, there were 13,939 shares purchased by employees under the plan.

Stock-based compensation was insignificant for the six months ended January 31, 2014 and 2013, respectively.  As of January 31, 2014, eOn has no unrecognized compensation costs related to unvested stock options under the Plans. The aggregate intrinsic value of both options outstanding and options exercisable as of January 31, 2014 was $0. All options outstanding were fully vested as of January 31, 2014. During the six months ended January 31, 2014,  no options to purchase stock were exercised.

General Stock Option Information

Activity in the Company’s stock option plans since July 31, 2013 is as follows:

Weighted
	Shares		Average
	Available	Options	Exercise
	for Grant	Outstanding	Price

Options at August 1, 2013	315,944	60,333	$11.78
Granted	-	-	-
Exercised	-	-	-
Cancelled	-	-	-
Options at January 31, 2014	315,944	60,333	$11.78

10.	Stock-Based Compensation

eOn’s Equity Incentive Plans, adopted in fiscal years 1997, 1999 and 2001, authorize the granting of incentive stock options, supplemental stock options, stock bonuses, and restricted stock purchase agreements to officers, directors, and employees of the Company and to non-employee consultants. Incentive stock options are granted only to employees and are issued at prices not less than the fair market value of the stock at the date of grant. The options generally vest over a four-year period and the term of any option cannot be greater than ten years from the date of grant. Stock bonuses and restricted stock purchase agreements are issued at prices not less than 85% of the fair market value of the stock at the date of grant.

Equity Incentive Plans

No grants were made under the 1997 Equity Incentive Plan during fiscal years 2013 and 2012. eOn’s Board of Directors has declared that no future grants will be made under this plan.

During fiscal year 1999, eOn’s Board of Directors authorized up to an aggregate of 400,000 shares of eOn’s common stock for issuance under the 1999 Equity Incentive Plan. No grants were made under the 1999 Equity Incentive Plan during fiscal years 2013 and 2012.

During fiscal year 2001, eOn’s board of Directors authorized up to an aggregate of 100,000 shares of eOn’s common stock for issuance under the 2001 Equity Incentive Plan. Grants to officers or directors are prohibited under the terms of this plan. No options were issued under this plan during fiscal years 2013 and 2012.

Employee Stock Purchase Plan

During 1999, eOn’s board of directors adopted an Employee Stock Purchase Plan, which permits employees to purchase up to 50,000 shares of the eOn’s common stock. The plan was amended in 2005 to increase the number of shares available under the plan to 200,000. The purchase price under this plan is 85% of the fair market value of the common stock at the beginning of an offering period or on a purchase date, whichever is less. Offering periods generally last one year with purchase dates six and twelve months from the beginning of an offering period. During fiscal 2013 no shares were purchased and during 2012 employees purchased 12,773 shares of common stock under this plan.

Stock Compensation

Stock-based compensation is calculated on the date of grant using the fair value of the option as determined using the Black-Scholes option pricing model. The compensation cost is then amortized on a straight-line basis over the vesting period. The Black-Scholes valuation calculation requires eOn to estimate key assumptions such as expected term, volatility and forfeiture rates to determine the stock options fair value. The estimate of these key assumptions is based on historical information and judgment regarding market factors and trends.

Expected volatilities are based on historical daily closing prices adjusted for expected future volatility. The Company believes that implied volatility is more reflective of market conditions and a better indicator of expected volatility than historical volatility. eOn uses historical information to calculate expected life of option grants. The Company believes that historical information is currently reflective of the economic life of outstanding option grants. The dividend yield is determined by dividing the expected per share dividend during the coming year by the average fair market value of the stock during the quarter. eOn has not historically declared any cash dividends on its common stock, and currently intends to retain any retained earnings to finance the operation and expansion of the business and therefore does not expect to pay cash dividends on the common stock in the foreseeable future. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant.

Total stock-based compensation expense allocated to the Company for the year ended July 31, 2013 and 2012 was not significant.

As of July 31, 2013, eOn has no unrecognized compensation costs related to unvested stock options outstanding under the Plans.

Activity in the eOn stock option plans during fiscal years 2013 and 2012 is as follows:

	2013
			Weighted
	Shares		Average
	Available	Shares	Exercise
	for Grant	Outstanding	Price
Beginning of year	307,344	68,933	$11.19
Granted	-	-	-
Exercised	-	-	-
Cancelled	8,600	(8,600)	7.07
End of year	315,944	60,333	$11.78

	2012
			Weighted
	Shares		Average
	Available	Shares	Exercise
	for Grant	Outstanding	Price
Beginning of year	302,756	73,521	$10.80
Granted	-	-	-
Exercised	-	-	-
Cancelled	4,588	(4,588)	5.03
End of year	307,344	68,933	$11.19

Information regarding the stock options outstanding under eOn’s stock option plans at July 31, 2013 is summarized as follows:

		Weighted
		Average	Weighted		Weighted
	Outstanding	Remaining	Average	Exercisable	Average
	at July 31,	Contractual	Exercise	at July 31,	Exercise
Range of Exercise Prices	2013	Life	Price	2013	Price
$ 5.01 — $10.00	30,000	2.9 years	7.15	30,000	7.15
$15.01 — $20.00	30,333	0.6 years	16.35	30,333	16.35
	60,333	1.7 years	$11.78	60,333	$11.78

The aggregate intrinsic value of both options outstanding and options exercisable as of July 31, 2013 was $0.

7.	Stock-Based Compensation

Stock Plan

In November 2013, the Board of Directors authorized the 2013 Stock Plan (the "Plan"). Under the Plan, the Board of Directors may grant incentive stock awards to employees and directors, and non-statutory stock options to employees, directors and consultants as well as restricted stock. The Plan provides for the grant of stock options, restricted stock, and other stock-related and performance awards that may be settled in cash, stock, or other property. The Board of Directors has reserved 2,050,000 shares of common stock for issuance over the term of the Plan. The exercise price of an option cannot be less than the fair value of one share of common stock on the date of grant for incentive stock options or non-statutory stock options. The exercise price of an incentive stock option cannot be less than 110% of the fair value of one share of common stock on the date of grant for stockholders owning more than 10% of all classes of stock. Options are exercisable over periods not to exceed ten years (five years for incentive stock options granted to holders of 10% or more of the voting stock) from the grant date. Options may be granted with vesting terms as determined by the Board of Directors which generally include a one to five year period or performance conditions or both.

Common stock option and restricted stock award activity under the Plan was as follows:

		Options and RSAs Outstanding
	Shares		Weighted Average
	Available	Number	Exercise Price
	For Grant	of Shares	Per Share
Balance, Inception	-	-	$-
Balance at December 31, 2012	-	-	$-
Authorized	2,050,000	-	$-
Options Granted	(915,000)	915,000	$3.21
Restricted Awards Granted	(225,000)	225,000

Balance at December 31, 2013	910,000	1,140,000

Total vested and expected to vest shares (options)		868,459	$3.21

Prior to the plan being established, the Company granted 5,069,372 restricted awards to employees and non-employees in exchange for services with vesting specific to each individual award. As of December 31, 2013, 1,104,123 shares were vested, and 0 shares were cancelled or forfeited (unvested).

The following table summarizes information with respect to stock options outstanding at December 31, 2013:

Options Outstanding			Options Exercisable
		Weighted		Weighted
		Average		Average
		Remaining		Exercise
Exercise Price	Shares	Contractual Life	Shares	Price Per
Per Share	Outstanding	(in years)	Exercisable	Share
$3.21	915,000	9.94	33,000	$3.21
	915,000	9.94	33,000	$3.21

Stock-based compensation expense

The fair value of employee stock options granted was estimated using the following weighted-average assumptions for the year ended December 31, 2013 and for the period from January 12, 2012 (inception) to December 31, 2013 was as follows:

	For the	January 12, 2012
	Year Ended	(inception) to
	December 31, 2013	December 31, 2013

Expected volatility	80%	80%
Risk free rate	1.77%	1.77%
Dividend yield	0%	0%
Expected term (in years)	5.93	5.93

The expected term of the options is based on the average period the stock options are expected to remain outstanding based on the option’s vesting term and contractual terms. The expected stock price volatility assumptions for the Company's stock options were determined by examining the historical volatilities for industry peers, as the Company did not have any trading history for the Company's common stock. The risk-free interest rate assumption is based on the U.S. Treasury instruments whose term was consistent with the expected term of the Company's stock options. The expected dividend assumption is based on the Company's history and expectation of dividend payouts. Forfeitures were estimated based on the Company’s estimate of future cancellations.

Stock-based compensation for employees and non-employees related to options and RSAs recognized for the year ended December 31, 2013 and for the period from January 12, 2012 (inception) to December 31, 2013 was as follows:

	For the	January 12, 2012
	Year Ended	(inception) to
	December 31, 2013	December 31, 2013
Operating expenses
Selling, general and administrative	$1,872,104	$1,872,104

No income tax benefit has been recognized related to stock-based compensation expense and no tax benefits have been realized from exercised stock awards. As of December 31, 2013, there were total unrecognized compensation costs of $4,557,457 related to these stock awards. These costs are expected to be recognized over a period of approximately 1.47 years.

Non-employee stock-based compensation expense

For the year ended December 31, 2013 and the period from January 12, 2012 (inception) to December 31, 2013, the Company issued options and restricted stock awards to non-employees in exchange for services with vesting specific to each individual award. Non-employee stock-based compensation expense is recognized as the awards vest and totaled $779,380 for the year ended December 31, 2013. The fair value of RSAs is calculated as the fair value of the underlying stock multiplied by the number of shares awarded.